Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
2017	$ 17,628
2018	16,979
2019	16,218
2020	10,323
2021	7,349
Thereafter	44,557
Total	$ 113,054	$ 127,535